Master Netting and Similar Agreements - Repurchase, Reverse Repurchase, and Securities Borrowing Transactions - Securities Sold Under Agreements To Repurchase And Collateral Pledged By Company (Details) - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Securities Sold under Agreements to Repurchase [Abstract]
Gross amounts of recognized liabilities	$ 762,592	$ 656,602
Offsetting securities purchased under agreements to resell	0	0
Net amounts of liabilities presented in the Statements of Condition	762,592	656,602
Offsetting securities purchased under agreements to resell	(261)	(259)
Securities/ government guaranteed loans collateral	(762,322)	(656,216)
Net amount	$ 9	$ 127